Employee benefits - Defined benefit plans - Reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	€ 3,097	€ 3,199	€ 2,337
Net period expense	605	443	1,356
of which plan amendment	(220)
Employer contributions	(10)	(11)	(20)
Benefits directly paid by the employer	(568)	(355)	(419)
Actuarial losses/(gains) arising from changes of assumptions	96	(176)	(59)
Translation adjustment and other	(5)	2	(3)
Total-closing balance	3,226	3,097	€ 3,199
Annuity-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	28
Net period expense	1
Employer contributions	(9)
Benefits directly paid by the employer	(3)
Actuarial losses/(gains) arising from changes of assumptions	6
Total-closing balance	22	28
Capital Based Defined Benefit Plans [Member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	709
Net period expense	46
of which plan amendment	22
Employer contributions	(1)
Benefits directly paid by the employer	(36)
Actuarial losses/(gains) arising from changes of assumptions	91
Translation adjustment and other	(2)
Total-closing balance	812	709
Other Post-Employment Benefits [Member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	2
Total-closing balance	2	2
French part-time for seniors plans
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	1,753
Net period expense	415
of which plan amendment	(241)
Benefits directly paid by the employer	(459)
Translation adjustment and other	(2)
Total-closing balance	1,711	1,753
Other Long-Term Benefits [Member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance	605
Net period expense	143
of which plan amendment	(1)
Benefits directly paid by the employer	(71)
Total-closing balance	€ 678	€ 605